March 2, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  Merrill Lynch Municipal Intermediate Term
	    Fund of Merrill Lynch Municipal Series
	    Trust
	    Post-Effective Amendment No. 17 to the
	    Registration Statement on Form N-1A
	    (Securities Act File No. 33-8058
	     Investment Company Act File No. 811-4802)

Ladies and Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of
1933, as amended (the "1933 Act"), Merrill Lynch Municipal
Intermediate Term Fund (the "Fund") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 17 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

   (2) the text of Post-Effective Amendment No. 17 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on February 18, 1999.

				 Very truly yours,

			MERRILL LYNCH MUNICIPAL INTERMEDIATE
			TERM FUND OF MERRILL LYNCH MUNICIPAL
			SERIES TRUST

			By:      Susan Baker /s/
			     _________________________
				 Susan Baker
			    	  Secretary